Leases	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
LEASES

NOTE 15: LEASES

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

As a result of the adoption of these standards, there was no effect on the Company’s opening accumulated deficit, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

Time charter-in and bareboat-in contracts

As of December 31, 2020, Navios Holdings had time charter-in and bareboat-in contracts whose remaining lease terms ranged from 0.1 years to 9.5 years. Certain operating leases have optional periods. Based on management estimates and market conditions, the lease term of these leases is being assessed at each balance sheet date. The Company will continue to recognize the lease payments for all operating leases as charter hire expense on the consolidated statements of comprehensive (loss)/income on a straight-line basis over the lease term.

Land lease agreements

As of December 31, 2020, Navios Logistics had land lease agreements whose remaining lease terms range from 45.2 years to 45.6 years.

Office lease agreements

As of December 31, 2020, Navios Logistics had office lease agreements whose remaining lease terms ranged from 0.5 years to 2.8 years, respectively.

Under ASC 842, leases are classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.

	Dry Bulk Vessel Operations December 31, 2020	Dry Bulk Vessel Operations December 31, 2019	Logistics Business December 31, 2020	Logistics Business December 31, 2019	Total December 31, 2020	Total December 31, 2019
Operating lease assets
Charter-in contracts (1)	$219,574	$255,153	$—	$—	$219,574	$255,153
Land lease agreements	—	—	7,878	7,660	7,878	7,660
Office lease agreements	—	—	510	1,192	510	1,192
Total	$219,574	$255,153	$8,388	$8,852	$227,962	$264,005
Operating lease liabilities, current portion
Charter-in contracts	$81,276	$86,636	$—	$—	$81,276	$86,636
Land lease agreements	—	—	(199)	(218)	(199)	(218)
Office lease agreements	—	—	338	685	338	685
Total	$81,276	$86,636	$139	$467	$81,415	$87,103
Operating lease liabilities, net of current portion
Charter-in contracts	$185,092	$217,932	$—	$—	$185,092	$217,932
Land lease agreements	—	—	8,077	7,878	8,077	7,878
Office lease agreements	—	—	181	519	181	519
Total	$185,092	$217,932	$8,258	$8,397	$193,350	$226,329

(1)Based on the net present value of the remaining charter-in and rental payments for existing operating leases.

At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in and bareboat-in contracts, land lease and office lease agreements that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applied the respective incremental borrowing rates to each lease based on the remaining lease term of the specific lease. Navios Holdings’ and Navios Logistics’ incremental borrowing rates upon adoption were 8.25% and 7.25%, respectively.

The tables below present the components of the Company’s lease expense for the years ended December 31, 2020, 2019 and 2018:

	Dry Bulk Vessel Operations Year Ended December 31, 2020	Logistics Business Year Ended December 31, 2020	Total
Lease expense for charter-in contracts	$94,545	$6,587	$101,132
Lease expense for land lease agreements	—	564	564
Lease expense for office lease agreements	—	600	600
Total	$94,545	$7,751	$102,296

	Dry Bulk Vessel Operations Year Ended December 31, 2019	Logistics Business Year Ended December 31, 2019	Total
Lease expense for charter-in contracts	$117,562	$3,865	$121,427
Lease expense for land lease agreements	—	552	552
Lease expense for office lease agreements	1,825	676	2,501
Total	$119,387	$5,093	$124,480

	Dry Bulk Vessel Operations Year Ended December 31, 2018	Logistics Business Year Ended December 31, 2018	Total
Lease expense for charter-in contracts	$131,438	$114	$131,552
Lease expense for land lease agreements	—	344	344
Lease expense for office lease agreements	2,174	702	2,876
Total	$133,612	$1,160	$134,772

Lease expenses for charter-in contracts (including bareboat-in contracts) are included in the consolidated statement of comprehensive (loss)/ income within the caption “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the consolidated statement of comprehensive (loss)/income within the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

During the years ended December 31, 2020 and 2019, Navios Holdings recorded an impairment loss of $1,361 and $38,636 for certain of its charter-in vessels, respectively.

During the years ended December 31, 2020 and 2019, the Company entered into new lease liabilities amounting to $43,516 and $47,064, respectively.

The table below provides the total amount of lease payments on an undiscounted basis on our charter-in contracts (including bareboat-in contracts), office lease agreements and land lease agreements as of December 31, 2020:

	Charter-in vessels in operation	Land Leases	Office space
December 31, 2021	$100,690	$556	$356
December 31, 2022	63,995	556	101
December 31, 2023	54,148	556	81
December 31, 2024	39,788	556	—
December 31, 2025	19,076	556	—
December 31, 2026 and thereafter	45,934	22,446	—
Total	$323,631	$25,226	$538
Operating lease liabilities, including current portion	$266,367	$7,878	$519
Discount based on incremental borrowing rate	$57,264	$17,348	$19

As of December 31, 2020, the weighted average remaining lease terms on our charter-in contracts (including bareboat-in contracts), office lease agreements and land leases are 4.9 years, 1.5 years and 45.3 years, respectively.

As of December 31, 2019, the weighted average remaining lease terms on our charter-in contracts (including bareboat-in contracts), office lease agreements and land leases are 4.5 years, 1.9 years and 46.3 years, respectively.

Charter-out vessels, barges and pushboats:

The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters; and (ii) for the Company’s logistics business, expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics’ ports expected to be earned on non-cancelable time charters, are as follows:

	Dry bulk vessels	Logistics business
2021	36,850	119,181
2022	—	95,041
2023	—	82,671
2024	—	71,458
2025	—	71,427
2026 and thereafter	—	583,645
Total minimum revenue, net of commissions	$36,850	$1,023,423

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.